Related Party Transactions and Balances (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Related Party Transactions and Balances [Line Items]
Purchase a vehicle (in Dollars) | $	$ 20,000
Yisheng Biopharma Holding Ltd (Hong Kong) [Member]
Related Party Transactions and Balances [Line Items]
Amounts due from related party		¥ 2,966,777
Loan repaid		¥ 33,055,610